BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2017
BORROWINGS [Abstract]
Schedule of Short-term Borrowings
Short-term borrowings

	2016	2017
	December 31	September 30
	RMB	RMB
Short-term bank borrowings	5,245,641,157	6,779,535,089
Long-term bank borrowings—current portion	242,987,883	143,792,342
Total short-term borrowings	5,488,629,040	6,923,327,431

Schedule of Long-term Borrowings
Long-term bank borrowings

	2016	2017
	December 31	September 30
	RMB	RMB
Long-term bank borrowings	731,507,442	605,841,536
Less: Current portion	(242,987,883)	(143,792,342)
Total long-term borrowings	488,519,559	462,049,194

Schedule of Long-term Future Principal Repayments	Future principal repayments on the long-term borrowings are as follows:
Twelve months ended September 30,	RMB
2018	143,792,342
2019	146,369,000
Thereafter	315,680,194
Total	605,841,536